Long-term Debt - Schedule of Contractual Annual Principal Payments on Long-Term Debt (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
2026	$ 0
2027	750,000
2028	500,000
2029	202,967
2030	500,000
Thereafter	510,000
Total	2,462,967
Synovus Bank
Debt Instrument [Line Items]
2026	0
2027	750,000
2028	500,000
2029	0
2030	0
Thereafter	500,000
Total	1,750,000
Parent Company
Debt Instrument [Line Items]
2026	0
2027	0
2028	0
2029	202,967
2030	500,000
Thereafter	10,000
Total	$ 712,967